PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2017
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

	Mining property costs subject to depletion (i)	Mining property costs not subject to depletion (ii)	Land, building, plant & equipment	Total
Cost, January 1, 2016	$5,522.5	$6,546.7	$2,802.2	$14,871.4
Additions	192.3	240.2	55.8	488.3
Acquisitions through business combinations (Note 6(d))	17.1	—	40.3	57.4
Reclassification, transfers and other non-cash movements (iii)	421.8	(435.2)	42.9	29.5
Change in decommissioning, restoration and similar liabilities	36.6	—	—	36.6
Disposals	(329.9)	(369.7)	(196.0)	(895.6)
Cost, December 31, 2016	$5,860.4	$5,982.0	$2,745.2	$14,587.6
Additions	231.9	317.9	94.1	643.9
Reclassification, transfers and other non-cash movements (iii)	99.5	(24.1)	(29.1)	46.3
Change in decommissioning, restoration and similar liabilities	47.4	0.5	—	47.9
Disposals	1.0	(10.1)	(28.4)	(37.5)
Reclassified as held for sale (Note 6(a))	(109.9)	(129.8)	(92.6)	(332.3)
Cost, December 31, 2017	$6,130.3	$6,136.4	$2,689.2	$14,955.9

Accumulated depletion and depreciation, January 1, 2016	$3,211.3	$2,275.8	$1,175.6	$6,662.7
Depletion and depreciation for the year	261.8	—	215.3	477.1
Impairment	426.8	101.1	87.2	615.1
Reclassification, transfers and other non-cash movements	(0.5)	—	—	(0.5)
Disposals	(330.0)	(295.7)	(107.4)	(733.1)
Accumulated depletion and depreciation, December 31, 2016	$3,569.4	$2,081.2	$1,370.7	$7,021.3
Depletion and depreciation for the year	224.9	—	212.5	437.4
Impairment (iv)	129.7	146.3	80.5	356.5
Reclassification, transfers and other non-cash movements	—	—	—	—
Disposals	—	(2.9)	(13.0)	(15.9)
Eliminated on reclassification as held for sale (Note 6(a))	(49.8)	—	(53.3)	(103.1)
Accumulated depletion and depreciation, December 31, 2017	$3,874.2	$2,224.6	$1,597.4	$7,696.2
Carrying value, December 31, 2016	$2,291.0	$3,900.8	$1,374.5	$7,566.3
Carrying value, December 31, 2017	$2,256.1	$3,911.8	$1,091.8	$7,259.7

(i)	The following table shows the reconciliation of capitalized stripping costs incurred in the production phase:

As at December 31,	2017	2016
Balance, beginning of year	$285.3	$221.7
Additions	135.2	88.7
Amortization	(18.2)	(25.1)
Balance, end of year	$402.3	$285.3

(ii)
Mining property costs not subject to depletion include: capitalized mineral reserves and exploration potential acquisition costs, capitalized exploration & evaluation costs, capitalized development costs, assets under construction, capital projects and acquired mineral resources at operating mine sites. Mining property costs not subject to depletion are composed of the following:

As at December 31,	2017	2016
Projects with mineral reserves	$2,429.3	$2,346.1
Exploration potential	1,220.9	1,465.1
Mines under construction	261.6	89.6
Total	$3,911.8	$3,900.8

(iii)	Reclassification, transfers and other non-cash movements includes $54.2 million (2016 - $6.2 million) in ore stockpile inventory which is not expected to be processed within the next twelve months.

(iv)
During the year, the Company recognized net impairment charges totalling $356.5 million on certain mineral interests (2016 - $615.1 million). Refer to Note 11: Impairment and Reversal of Impairment to the Company's Consolidated Financial Statements for additional details.